SUPPLEMENTARY FINANCIAL INFORMATION (Schedule of Other Current Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Other current assets:
Prepaid expenses	$ 109	$ 489
Restricted deposits	21	23
Other	90	159
Other current assets	$ 220	$ 671